Customers who accounted for 10% or more of the Company’s revenues (goods sold and services) and its outstanding balance of accounts receivable are presented as follows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Concentration Risk [Line Items]
Revenues	$ 14,328,326	$ 20,599,228
Accounts Recievable	4,936,974	3,273,141
Revenue	14,328,326	20,599,228
Accounts Recievable	4,936,974	3,273,141
Sales [Member]
Concentration Risk [Line Items]
Revenues	$ 5,744,500	$ 5,403,707
Percentage of total accounts receivable	40.00%	27.00%
Revenue	$ 5,744,500	$ 5,403,707
Percentage of total accounts receivable	40.00%	27.00%
Sales [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 2,323,869	$ 3,235,320
Percentage of total accounts receivable	16.00%	16.00%
Revenue	$ 2,323,869	$ 3,235,320
Percentage of total accounts receivable	16.00%	16.00%
Sales [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 1,931,936	$ 2,168,387
Percentage of total accounts receivable	14.00%	11.00%
Revenue	$ 1,931,936	$ 2,168,387
Percentage of total accounts receivable	14.00%	11.00%
Sales [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 1,488,695
Percentage of total accounts receivable	10.00%
Revenue	$ 1,488,695
Percentage of total accounts receivable	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of total accounts receivable	0.00%	20.00%
Accounts Recievable		$ 648,786
Percentage of total accounts receivable	0.00%	20.00%
Accounts Recievable		$ 648,786
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of total accounts receivable	0.00%	20.00%
Accounts Recievable	$ 0	$ 648,786
Percentage of total accounts receivable	0.00%	20.00%
Accounts Recievable	$ 0	$ 648,786
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of total accounts receivable	0.00%	0.00%
Accounts Recievable	$ 0	$ 0
Percentage of total accounts receivable	0.00%	0.00%
Accounts Recievable	$ 0	$ 0
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of total accounts receivable	0.00%
Accounts Recievable	$ 0
Percentage of total accounts receivable	0.00%
Accounts Recievable	$ 0